----------------------------------------------

                           IAI RETIREMENT FUNDS, INC.
                                  ANNUAL REPORT


                 IAI REGIONAL PORTFOLIO, IAI BALANCED PORTFOLIO
                              IAI RESERVE PORTFOLIO


                                DECEMBER 31, 1997

                 ----------------------------------------------





                                     [LOGO]
                                       IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                           IAI RETIREMENT FUNDS, INC.


                                  ANNUAL REPORT
                                DECEMBER 31, 1997

               President's Letter............................. 2
               Portfolio Managers' Reviews
                  IAI Regional Portfolio...................... 3
                  IAI Balanced Portfolio...................... 4
                  IAI Reserve Portfolio....................... 5
               Schedules of Investments
                  IAI Regional Portfolio...................... 6
                  IAI Balanced Portfolio...................... 9
                  IAI Reserve Portfolio...................... 11
               Notes to Schedules of Investments............. 12
               Statements of Assets and Liabilities.......... 13
               Statements of Operations...................... 14
               Statements of Changes in Net Assets
                  IAI Regional Portfolio..................... 15
                  IAI Balanced Portfolio..................... 16
                  IAI Reserve Portfolio...................... 17
               Financial Highlights
                  IAI Regional Portfolio..................... 18
                  IAI Balanced Portfolio..................... 19
                  IAI Reserve Portfolio...................... 20
               Notes to Financial Statements................. 21
               Independent Auditors' Report.................. 23
               Federal Tax Information....................... 24
               Distributor, Adviser, Custodian,
               Legal Counsel, Independent Auditors,
               Directors............................. Back Cover


                                     [LOGO]
                                       IAI
                                  MUTUAL FUNDS

                            INVESTMENT ADVISERS, INC.
     601 SECOND AVENUE SOUTH, SUITE 3600, MINNEAPOLIS, MINNESOTA 55402 USA
                                FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700

                               PRESIDENT'S LETTER
                           IAI RETIREMENT FUNDS, INC.


COLD MARKETS CAN TURN HOT IN NO TIME

[PHOTO]
NOEL P. RAHN
PRESIDENT

In 1994, the U.S. and European stock markets were sluggish, Latin America was in crisis and Asia was the "economic miracle." Today, Latin America is perceived as the strongest emerging market while Asia finds itself struggling. Meanwhile, the U.S. stock market has doubled in three years. And now, Europe seems to be in the midst of its own miracle.

Thanks to advances in communications technology and falling trade barriers, we live in a global economy where companies can do business anywhere in the world and virtually no place on earth is unreachable by investors. Yet, as we've seen these past few years, markets still move quite independently of each other.

Last fall, Asia's stock markets plummeted, threatening to take the rest of the market down with them. In the United States, the Dow Jones Industrial Average, which peaked at 8,259 on August 6, 1997, fell more than 1,000 points by late October. But while Asia continued to descend, U.S. stocks staged an impressive rally. By early December, the Dow had virtually regained all its lost ground.

True, U.S. stocks took another tumble in December and January as more bad news came out of Asia and a scandal rocked the White House. But once again, the market roared back by early February as investors were reminded just how good the economy remained in the United States. The Asian debacle slowed projected U.S. growth in 1998, which bodes well for keeping interest rates and inflation low. The President submitted the first balanced federal budget in 30 years and corporate profits, although growing slower than before, were stronger than initially projected.

In Latin America, investors also feared that the "Asian contagion" would depress other emerging markets. Although there was initial negative impact, Latin American stock markets held up surprisingly well. A few years back, the region had its own crisis, and it responded by reducing tariffs, clamping down on credit, cutting budget deficits and accelerating its privatization programs. It remains to be seen whether Asia is willing to take the same medicine to solve its economic problems.

In Europe, companies are streamlining operations, focusing on shareholder value and the upcoming transition to a single European currency beginning in 1999. In order to qualify for the Euro, a country must have limited budget deficits, low inflation and moderate interest rates--which also makes for excellent stock markets. The countries making up the European Union will comprise an economy and a bond market that is larger than that of the United States. Investor sentiment is positive in Europe, and the stock markets there have been strong since early 1997.

So as we move deeper into 1998, we can see that there are clear differences in markets throughout the world. But markets are constantly shifting. The best way to make sure you participate in the strongest areas of the world is to be diversified geographically--and be patient. Today's ice cold markets can turn hot in no time.

Please read the Portfolio Managers' Reviews which follow this letter for a detailed perspective on the Portfolios' performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,

/s/ Noel P. Rahn

Noel P. Rahn
President

                           PORTFOLIO MANAGER'S REVIEW
                             IAI REGIONAL PORTFOLIO


IAI REGIONAL PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Regional Portfolio, which invests in companies within the eight states of the Upper Midwest, gained 13.45% during the past year, while the S&P 500 Index had a return of 33.38%. The S&P consists of 80% large cap stocks vs. 20% in our Portfolio. Through 1997, large cap stocks outperformed smaller cap stocks, affecting our performance compared to the index. The Portfolio also had an underweighted position in banks and financial companies, which did well over the past year.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Due to the economic and currency troubles overseas, the U.S. markets have been very volatile of late. We tend to take a long-term view, however, and we believe we will be well served by continuing to invest in profitable companies with strong cash flow and high growth prospects.


[PHOTO]
MARK C. HOONSBEEN,
CFA
IAI REGIONAL PORTFOLIO
MANAGER


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS GRAPH]

                 IAI REGIONAL PORTFOLIO
                  (INCEPTION 1/31/94)        S&P 500 INDEX*

 1/31/94                $10,000                 $10,000
12/31/94                 10,620                   9,803
12/31/95                 14,178                  13,479
12/31/96                 15,862                  16,613
12/31/97                 17,998                  22,158


AVERAGE ANNUAL RETURNS+
THROUGH 12/31/97

                                                                 Since Inception
                                                      1 Year         1/31/94
================================================================================
   IAI REGIONAL PORTFOLIO                             13.45%           16.18%
--------------------------------------------------------------------------------
   S&P 500 Index                                      33.38%           22.52%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94

                           PORTFOLIO MANAGERS' REVIEW
                             IAI BALANCED PORTFOLIO


IAI BALANCED PORTFOLIO

[PHOTO]
LARRY R. HILL, CFA
IAI BALANCED PORTFOLIO
CO-MANAGER

[PHOTO]
DONALD J. HOELTING, CFA
IAI BALANCED PORTFOLIO
CO-MANAGER

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Balanced Portfolio, which seeks to invest in the optimal mixture of stocks and bonds, earned a return of 16.60% over the past year. In contrast, the Lehman Government/Corporate Bond Index and S&P 500 Index had returns of 9.76% and 33.38%, respectively. The Portfolio's mix of stocks (both U.S. and International) and bonds generally places the return consistently in the middle of these two market indicators.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We continue to focus on companies with solid competitive advantages and extremely high financial quality at attractive fundamental valuations. Companies with these characteristics possess the strength and flexibility to weather downturns in the economy and capital markets. These qualities also should lead to strong relative performance in weak markets and out-performance over a full market cycle.

   The current asset allocation strategy reflects a well-balanced mix of 45% in U.S. equities, 15% in international equities and 40% in fixed income.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS GRAPH]

             IAI BALANCED PORTFOLIO                      LEHMAN GOVERNMENT
              (INCEPTION 2/03/94)     S&P 500 INDEX*   CORPORATE BOND INDEX*

 2/03/94            $10,000              $10,000             $10,000
12/31/94             10,220                9,803               9,506
12/31/95             11,877               13,479              11,335
12/31/96             13,041               16,613              11,664
12/31/97             15,203               22,158              12,802


AVERAGE ANNUAL RETURNS+
THROUGH 12/31/97

                                                                 Since Inception
                                                      1 Year         2/03/94
================================================================================
   IAI BALANCED PORTFOLIO                              16.60%         11.31%
--------------------------------------------------------------------------------
   S&P 500 Index                                       33.38%         22.52%*
--------------------------------------------------------------------------------
   Lehman Government/
   Corporate Bond Index                                 9.76%          6.51%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94

                           PORTFOLIO MANAGER'S REVIEW
                              IAI RESERVE PORTFOLIO


IAI RESERVE PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Reserve Portfolio earned a return of 4.62% over the past year compared to the Salomon Brothers One Year Treasury Bill Index which had a 6.10% return. The difference in return reflects the Portfolio's commitment to high quality assets with a shorter average maturity for much of the year.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Above-trend economic growth should persist, although expectations will be dampened by financial market turbulence, particularly in Asia. As overseas markets stabilize, cyclical inflationary pressures will re-emerge due to tight labor market conditions. Short-term interest rates are directly related to actions by the Federal Reserve. While the current structure of interest rates suggests the possibility of a cut in rates by the Fed, we believe the Fed is still focused on controlling domestic inflation. Thus, a rate cut is unlikely unless Asian markets deteriorate further, eroding confidence in the global financial system.


[PHOTO]
TIMOTHY A. PALMER, CFA
IAI RESERVE PORTFOLIO
MANAGER


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS GRAPH]

                 IAI RESERVE PORTFOLIO     SALOMON BROTHERS ONE
                 (INCEPTION 4/07/94)     YEAR TREASURY BILL INDEX*

 4/07/94               $10,000                  $10,000
12/31/94                10,225                   10,232
12/31/95                10,746                   11,060
12/31/96                11,277                   11,686
12/31/97                11,798                   12,400


AVERAGE ANNUAL RETURNS+
THROUGH 12/31/97

                                                                 Since Inception
                                                      1 Year         4/07/94
================================================================================
   IAI RESERVE PORTFOLIO                               4.62%          4.52%
--------------------------------------------------------------------------------
   Salomon Brothers One Year
     Treasury Bill Index                               6.10%          5.90%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 4/01/94

================================================================================
                    S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                             IAI REGIONAL PORTFOLIO


                                DECEMBER 31, 1997
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS - 89.3%
                                                      Market                                                          Market
                                       Quantity     Value (a)                                           Quantity     Value (a)
---------------------------------------------------------------   --------------------------------------------------------------
COMMERCIAL SERVICES - 5.7%                                        FINANCIAL - 7.8%
Bell & Howell (b)                        9,300     $    224,944   Allstate                                3,500    $    318,063
G & K Services Class A                     400           16,800   First Alliance (b)                     13,950         256,331
HA- LO Industries (b)                    3,500           91,000   LifeUSA (b)                            12,300         207,563
Merrill                                 10,000          232,500   MMI Companies                           3,300          82,912
R.R. Donnelley                           5,000          186,250   ReliaStar Financial                     7,300         300,669
United Stationers (b)                    3,000          144,375   St. Paul Companies                      2,100         172,331
Wallace Computer Services                1,900           73,862                                                    -------------
                                                   -------------                                                      1,337,869
                                                        969,731   --------------------------------------------------------------
----------------------------------------------------------------  HEALTH SERVICES - 3.7%
CONSUMER DURABLES - 10.0%                                         First Health Group (b)                  6,000         306,750
Excelsior-Henderson Motorcycle (b)       7,300           40,378   Patterson Dental (b)                    7,300         330,325
ITI Technologies (b)                    11,700          254,475                                                    -------------
LaserMaster Technologies (b)             3,200           14,400                                                         637,075
Newell                                   8,800          374,000   --------------------------------------------------------------
Polaris                                 13,000          397,313   HEALTH TECHNOLOGY - 6.7%
Snap-On                                 14,500          632,562   Abbott Laboratories                     4,000         262,250
                                                   -------------  Baxter International                    3,000         151,313
                                                      1,713,128   CIMA Labs (b)                          24,300         103,275
----------------------------------------------------------------  Diametrics Medical (b)                 36,800         204,700
CONSUMER NON-DURABLES - 5.1%                                      Northfield Laboratories (b)            19,500         177,937
General Mills                            3,500          250,687   Nutrition Medical (b)                   9,000           9,000
Hormel Foods                             7,500          245,625   Possis Medical (b)                     11,000         121,000
Sara Lee                                 6,500          366,031   Urologix (b)                            6,500         117,813
                                                   -------------                                                   -------------
                                                        862,343                                                       1,147,288
----------------------------------------------------------------  --------------------------------------------------------------
CONSUMER SERVICES - 1.4%                                          PROCESS INDUSTRIES - 6.1%
Lodgenet Entertainment (b)              22,000          242,000   AptarGroup                              5,300         294,150
----------------------------------------------------------------  Bemis                                   7,500         330,469
ELECTRONIC TECHNOLOGY - 8.0%                                      Mycogen (b)                             4,000          75,000
ACI Telecentrics (b)                     8,700           30,450   Northland Cranberries Class A           7,300         113,150
ADC Telecommunications (b)               6,200          258,850   Valspar                                 7,300         232,687
Aetrium (b)                             19,700          354,600                                                    -------------
Andrew (b)                               3,000           72,000                                                       1,045,456
Ault (b)                                   100              588   --------------------------------------------------------------
FSI International (b)                   26,500          311,375
Galileo International                    6,000          165,750
Norstan (b)                              1,500           35,625
Sheldahl (b)                             9,700          135,800
                                                   -------------
                                                      1,365,038
----------------------------------------------------------------
ENERGY MINERALS - 1.5%
Amoco                                    2,900          246,863
----------------------------------------------------------------


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                    S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                             IAI REGIONAL PORTFOLIO


                                DECEMBER 31, 1997

                                                  Market                                                        Market
                                   Quantity     Value (a)                                      Quantity        Value (a)
-----------------------------------------------------------    -----------------------------------------------------------
PRODUCER MANUFACTURING - 12.8%                                 TECHNOLOGY SERVICES - 6.4%
ABC Rail Products (b)                16,500   $    330,000     Anicom (b)                        2,500       $     39,687
HON Industries                        3,400        200,600     Engineering Animation (b)         5,000            230,000
IDEX                                  9,300        324,338     Platinum Technology (b)          16,100            454,825
Illinois Tool Works                   4,500        270,562     Richardson Electronics           17,700            196,913
Juno Lighting                         3,000         52,500     Secure Computing (b)             14,500            171,281
Pentair                               8,000        287,500                                                   -------------
Rayovac (b)                           7,300        140,525                                                      1,092,706
Recovery Engineering (b)             14,000        343,000     -----------------------------------------------------------
Zebra Technologies Class A (b)        8,000        238,000     TRANSPORTATION - 2.9%
                                              -------------    Hub Group Class A (b)             2,800             83,300
                                                 2,187,025     Illinois Central                  8,000            272,500
-----------------------------------------------------------    USFreightways                     4,100            133,250
RETAIL TRADE - 5.5%                                                                                          -------------
Dayton Hudson                         1,800        121,500                                                        489,050
Famous Dave's of America (b)         10,500         93,844     -----------------------------------------------------------
Lands' End (b)                        6,200        217,388     UTILITIES - 5.7%
Sears Roebuck                         6,200        280,550     Ameritech                         3,000            241,500
Video Update Class A (b)             43,700         87,400     Minnesota Power & Light           2,500            108,906
Walgreen                              4,500        141,187     Montana Power                     6,400            203,600
                                              -------------    Northern States Power             4,000            233,000
                                                   941,869     Unicom                            3,000             92,250
-----------------------------------------------------------    Wisconsin Energy                  3,200             92,000
                                                                                                             -------------
                                                                                                                  971,256
                                                               ===========================================================
                                                                TOTAL INVESTMENTS IN COMMON STOCKS
                                                                (COST: $13,735,079) ......................  $  15,248,697
                                                               ===========================================================
                                                                TOTAL INVESTMENTS IN LONG-TERM
                                                                  SECURITIES
                                                                (COST: $13,735,079) ......................  $  15,248,697
                                                               ===========================================================

         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                    S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                             IAI REGIONAL PORTFOLIO


                                DECEMBER 31, 1997


SHORT-TERM SECURITIES - 9.3%
                                                                                Principal        Market
                                                           Rate    Maturity       Amount        Value (a)
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.3%
Federal National Mortgage Association (DISCOUNT NOTE)      5.71%   01/16/98     $ 1,600,000   $ 1,596,193
==========================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $1,596,193)........................................................................... $ 1,596,193
==========================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $15,331,272) (c)...................................................................... $ 16,844,890
==========================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 1.4%
 ............................................................................................. $ 239,926
==========================================================================================================
TOTAL NET ASSETS
 ............................................................................................. $ 17,084,816
==========================================================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                    S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                             IAI BALANCED PORTFOLIO


                                DECEMBER 31, 1997
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS - 51.1%
                                                     Market                                                          Market
                                       Quantity    Value (a)                                            Quantity   Value (a)
-------------------------------------------------------------   -------------------------------------------------------------
CONSUMER DURABLES - 7.8%                                        HEALTH SERVICES - 1.5%
Bandag                                    500    $    26,719    First Health Group (b)                     700    $   35,788
Department 56 (b)                       1,500         43,125    -------------------------------------------------------------
Eastman Kodak                             400         24,325    HEALTH TECHNOLOGY - 3.6%
Harley-Davidson                         1,200         32,850    Pfizer                                     400        29,825
Polaris                                   900         27,506    R.P. Scherer (b)                           350        21,350
Sturm Ruger                             1,900         35,031    SmithKline Beecham ADR                     700        36,006
                                                 ------------                                                     -----------
                                                     189,556                                                          87,181
-------------------------------------------------------------   -------------------------------------------------------------
CONSUMER NON-DURABLES - 6.1%                                    INDUSTRIAL SERVICES - 1.9%
Coca-Cola                                 420         27,983    Nabors Industries (b)                    1,150        36,153
Gillette                                  300         30,131    Waste Management                           400        11,000
Nike Class B                              700         27,475                                                      -----------
Philip Morris                           1,000         45,313                                                          47,153
UST                                       500         18,468    -------------------------------------------------------------
                                                 ------------   NON-ENERGY MINERALS - 2.1%
                                                     149,370    Nucor                                      450        21,741
-------------------------------------------------------------   Schweitzer-Mauduit International           800        29,800
CONSUMER SERVICES - 1.8%                                                                                          -----------
Walt Disney                               450         44,578                                                          51,541
-------------------------------------------------------------   -------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 2.5%                                    PRODUCER MANUFACTURING - 6.5%
3Com (b)                                  500         17,469    Berkshire Hathaway Class B (b)              15        23,085
Intel                                     380         26,695    CBS                                      1,800        52,988
Motorola                                  300         17,119    General Electric                           320        23,480
                                                 ------------   Nordson                                    300        13,763
                                                      61,283    Tyco International                       1,000        45,062
-------------------------------------------------------------                                                     -----------
ENERGY MINERALS - 2.2%                                                                                               158,378
British Petroleum ADR                     302         24,066    -------------------------------------------------------------
Exxon                                     500         30,593    RETAIL TRADE - 1.7%
                                                 ------------   Wal-Mart Stores                           1080        42,593
                                                      54,659    -------------------------------------------------------------
-------------------------------------------------------------   TECHNOLOGY SERVICES - 1.9%
FINANCIAL - 10.5%                                               Electronic Data Systems                    300        13,181
Aetna                                     300         21,169    Parametric Technology (b)                  700        33,163
American Express                          400         35,700                                                      -----------
Federal Home Loan Mortgage                                                                                            46,344
    Corporation                         1,200         50,325    -------------------------------------------------------------
Leucadia National                         700         24,150    UTILITIES - 1.0%
Norwest                                   840         32,445    FPL Group                                  400        23,675
PMI Group                                 300         21,694    =============================================================
SLM Holding                               300         41,738    TOTAL INVESTMENTS IN COMMON STOCKS
United Asset Management                 1,200         29,324    (COST: $990,299) .............................. $  1,248,644
                                                 ------------   =============================================================
                                                     256,545
-------------------------------------------------------------


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                    S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                             IAI BALANCED PORTFOLIO


                                DECEMBER 31, 1997

U.S. GOVERNMENT OBLIGATIONS - 30.4%

                                                         Principal   Market
                                    Rate      Maturity     Amount   Value (a)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 19.5%
                                    5.88  %   10/31/98   $  25,000   $   25,042
                                    7.50      10/31/99      50,000       51,546
                                    6.13      09/30/00      25,000       25,262
                                    8.00      05/15/01      25,000       26,707
                                    7.50      11/15/01      50,000       53,008
                                    7.50      05/15/02      70,000       74,703
                                    6.25      02/15/03      75,000       76,700
                                    7.88      11/15/04      50,000       55,899
                                    7.50      02/15/05      30,000       32,972
                                    7.00      07/15/06      50,000       53,969
                                                                     -----------
                                                                        475,808
--------------------------------------------------------------------------------
U.S. TREASURY BONDS -10.9%
                                    9.25      02/15/16      50,000       67,843
                                    8.13      08/15/19      25,000       31,281
                                    7.88      02/15/21      50,000       61,390
                                    6.50      11/15/26     100,000      106,750
                                                                     -----------
                                                                        267,264
================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT OBLIGATIONS
(COST: $715,537) ................................................... $  743,072
================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $1,705,836).................................................. $1,991,716
================================================================================

SHORT-TERM SECURITIES - 16.3%

                                                                             Principal       Market
                                                         Rate     Maturity     Amount       Value (a)
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.3%
Federal National Mortgage Association (DISCOUNT NOTE)    5.71%    01/16/98   $ 400,000     $  399,048
======================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $399,048)  ........................................................................ $  399,048
======================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $2,104,884) (c)  .................................................................. $2,390,764
======================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 2.2%
 .......................................................................................... $   54,891
======================================================================================================
TOTAL NET ASSETS
 .......................................................................................... $2,445,655
======================================================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                    S C H E D U L E  O F  I N V E S T M E N T S
================================================================================

                              IAI RESERVE PORTFOLIO


                                DECEMBER 31, 1997
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


U.S. GOVERNMENT OBLIGATIONS - 9.8%
                                                                                 Principal    Market
                                                           Rate     Maturity       Amount    Value (a)
------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTE - 9.8%
                                                           5.38%    05/31/98    $ 100,000  $   99,922
======================================================================================================
TOTAL INVESTMENTS IN U.S GOVERNMENT OBLIGATIONS
(COST: $99,644) ...........................................                                $   99,922
======================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES - 85.9%

                                                                                Principal      Market
                                                           Rate     Maturity      Amount      Value (a)
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 85.9%

Federal Farm Credit Bank                                   5.63%    02/12/98    $ 100,000  $   99,343
Federal Farm Credit Bank                                   6.35     04/07/98      100,000      98,563
Federal Home Loan Bank                                     5.41     01/05/98      150,000     149,925
Federal Home Loan Mortgage Corporation                     6.35     04/17/98      135,000     132,814
Federal National Mortgage Association                      5.75     01/16/98      131,000     130,686
Federal National Mortgage Association                      5.75     01/21/98      100,000      99,681
Federal National Mortgage Association                      6.40     04/27/98       68,000      66,776
World Bank                                                 5.65     02/17/98      100,000      99,262
                                                                                           -----------
                                                                                              877,050
======================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY SECURITIES
(COST: $876,978)  ........................................................................ $  877,050
======================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $976,622) (c) ..................................................................... $  976,972
======================================================================================================
OTHER ASSETS & LIABILITIES (NET) - 4.3%
 .......................................................................................... $   44,343
======================================================================================================
TOTAL NET ASSETS
 .......................................................................................... $1,021,315
======================================================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
         N O T E S  T O  S C H E D U L E S  O F  I N V E S T M E N T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.


                               DECEMBER 31, 1997

                                       (a)
Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)
Currently non-income producing security.

                                       (c)
At December 31, 1997, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

--------------------------------------------------------------------------------
                                       IAI REGIONAL   IAI BALANCED   IAI RESERVE
                                        PORTFOLIO       PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------

Cost for federal income tax purposes    $15,357,027    $2,106,606     $976,622
                                       =========================================

Gross unrealized appreciation           $ 2,133,229    $  311,280     $    350
Gross unrealized depreciation              (645,366)      (27,122)           -
                                       ----------------------------------------
Net unrealized appreciation             $ 1,487,863    $  284,158     $    350
                                       =========================================
--------------------------------------------------------------------------------

================================================================================
      S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S
================================================================================

                           IAI RETIREMENT FUNDS, INC.


                               DECEMBER 31, 1997

                                                                                 IAI REGIONAL    IAI BALANCED     IAI RESERVE
                                                                                  PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market
      (Cost: $15,331,272; $2,104,884; and $976,622, respectively)                $ 16,844,890    $  2,390,764    $    976,972
   Cash in bank on demand deposit                                                     258,612          48,488          33,341
   Receivable for Fund shares sold                                                     10,591           3,677            --
   Dividends and accrued interest receivable                                           17,173          14,077             475
   Organization costs                                                                   2,750           2,770           3,174
   Receivable from Advisers                                                              --             1,325          12,610
                                                                                ----------------------------------------------
      TOTAL ASSETS                                                                 17,134,016       2,461,101       1,026,572
                                                                                ----------------------------------------------

LIABILITIES
   Payable for investment securities purchased                                         46,925            --              --
   Accrued investment advisory fees                                                      --            11,334           2,737
   Accrued dividend-disbursing, administrative, and accounting fees                      --             1,681             609
   Accrued custody fees                                                                    23           1,780           1,248
   Other accrued expenses                                                               2,252             651             663
                                                                                ----------------------------------------------
      TOTAL LIABILITIES                                                                49,200          15,446           5,257
                                                                                ----------------------------------------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                      $ 17,084,816    $  2,445,655    $  1,021,315
                                                                                ==============================================

REPRESENTED BY:
   Capital stock                                                                 $     10,473    $      1,711    $      1,022
   Additional paid-in capital                                                      14,634,869       2,077,913       1,018,021
   Undistributed net investment income                                                 96,455          51,876           1,925
   Accumulated net realized gains (losses) on investments                             829,401          28,275              (3)
   Unrealized appreciation on investments                                           1,513,618         285,880             350
                                                                                ----------------------------------------------
      TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK    $ 17,084,816    $  2,445,655    $  1,021,315
                                                                                ==============================================
      Shares of common stock outstanding; authorized 10 billion shares
         of $.01 par value stock of each Portfolio                                  1,047,317         171,087         102,174
                                                                                ----------------------------------------------
      NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                     $      16.31    $      14.29    $      10.00
                                                                                ==============================================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
                 S T A T E M E N T S  O F  O P E R A T I O N S
================================================================================

                           IAI RETIREMENT FUNDS, INC.


                               DECEMBER 31, 1997

                                                                  IAI REGIONAL   IAI BALANCED    IAI RESERVE
                                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Income:
      Interest                                                    $   106,514    $    61,120     $    32,959
      Dividends                                                       122,013         14,126            --
                                                                 --------------------------------------------
        TOTAL INCOME                                                  228,527         75,246          32,959
                                                                 --------------------------------------------

   Expenses:
      Investment advisory fees                                         95,467         12,589           2,737
      Dividend-disbursing, administrative, and accounting fees         14,687          1,937             609
      Legal fees                                                          395            395             395
      Custodian fees                                                   10,359          2,714           1,713
      Amortization of organization costs                                2,519          2,519           2,519
      Compensation of Directors                                         1,566            204              97
      Audit fees                                                        6,126          4,197           4,197
      Printing and shareholder reporting                                1,460          1,382           1,382
      Other expenses                                                      331             48              21
                                                                 --------------------------------------------
        TOTAL EXPENSES                                                132,910         25,985          13,670
        Less fees reimbursed or waived by Advisers                       --           (1,753)         (8,479)
                                                                 --------------------------------------------
        NET EXPENSES                                                  132,910         24,232           5,191
                                                                 --------------------------------------------
          NET INVESTMENT INCOME                                        95,617         51,014          27,768
                                                                 --------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   Net realized gains (losses) on investments                         854,786         28,354              (3)
   Net change in unrealized appreciation or depreciation on
      investment securities                                           852,815        208,949            (335)
                                                                 --------------------------------------------
          NET GAIN (LOSS) ON INVESTMENTS                            1,707,601        237,303            (338)
                                                                 --------------------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 1,803,218    $   288,317     $    27,430
                                                                 ============================================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
       S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.


                             IAI REGIONAL PORTFOLIO

                                                                       Year ended          Year ended
                                                                    December 31, 1997   December 31, 1996
---------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                            $      95,617       $      61,238
     Net realized gains                                                     854,786             546,238
     Net change in unrealized appreciation or depreciation                  852,815             261,886
                                                                     -----------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              1,803,218             869,362
                                                                     -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                  (62,116)            (28,335)
     Net realized gains                                                    (570,373)           (399,948)
                                                                     -----------------------------------
        TOTAL DISTRIBUTIONS                                                (632,489)           (428,283)
                                                                     -----------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 354,778 and 494,528 shares                 5,590,877           7,251,048
     Net asset value of 41,012 and 29,614 shares issued
         in reinvestment of distributions                                   632,489             428,283
     Cost of 135,923 and 97,088 shares redeemed                          (2,140,268)         (1,394,032)
                                                                     -----------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS            4,083,098           6,285,299
                                                                     -----------------------------------
        TOTAL INCREASE IN NET ASSETS                                      5,253,827           6,726,378

            NET ASSETS AT BEGINNING OF PERIOD                            11,830,989           5,104,611
                                                                     -----------------------------------
            NET ASSETS AT END OF PERIOD                               $  17,084,816       $  11,830,989
                                                                     ===================================
               Including undistributed net investment income of:      $      96,455       $      62,091
                                                                     ===================================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
       S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.


                             IAI BALANCED PORTFOLIO

                                                                        Year ended           Year ended
                                                                     December 31, 1997   December 31, 1996
----------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                            $      51,014        $      32,015
     Net realized gains                                                      28,354               34,844
     Net change in unrealized appreciation or depreciation                  208,949               48,573
                                                                     ------------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                288,317              115,432
                                                                     ------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                  (32,873)              (9,610)
     Net realized gains                                                     (34,912)             (10,008)
                                                                     ------------------------------------
        TOTAL DISTRIBUTIONS                                                 (67,785)             (19,618)
                                                                     ------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 65,491 and 60,953 shares                     898,051              736,701
     Net asset value of 5,042 and 1,644 shares issued
        in reinvestment of distributions                                     67,785               19,618
     Cost of 20,162 and 6,756 shares redeemed                              (274,759)             (82,199)
                                                                     ------------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS              691,077              674,120
                                                                     ------------------------------------
        TOTAL INCREASE IN NET ASSETS                                        911,609              769,934

            NET ASSETS AT BEGINNING OF PERIOD                             1,534,046              764,112
                                                                     ------------------------------------
            NET ASSETS AT END OF PERIOD                               $   2,445,655        $   1,534,046
                                                                     ====================================
               Including undistributed net investment income of:      $      51,876        $      32,872
                                                                     ====================================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
       S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.


                              IAI RESERVE PORTFOLIO

                                                                                Year ended           Year ended
                                                                             December 31, 1997    December 31, 1996
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                                     $      27,768       $      42,572
     Net realized gains (losses)                                                          (3)                897
     Net change in unrealized appreciation or depreciation                              (335)                470
                                                                              -----------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          27,430              43,939
                                                                              -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                           (28,483)            (44,274)
     Net realized gains                                                                 (890)               (385)
                                                                              -----------------------------------
        TOTAL DISTRIBUTIONS                                                          (29,373)            (44,659)
                                                                              -----------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 81,587 and 177,334 shares                             816,450           1,778,387
     Net asset value of 2,955 and 4,449 shares issued
        in reinvestment of distributions                                              29,373              44,659
     Cost of 35,024 and 213,085 shares redeemed                                     (350,481)         (2,138,514)
                                                                              -----------------------------------
        INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS            495,342            (315,468)
                                                                              -----------------------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                      493,399            (316,188)

            NET ASSETS AT BEGINNING OF PERIOD                                        527,916             844,104
                                                                              -----------------------------------
            NET ASSETS AT END OF PERIOD                                        $   1,021,315       $     527,916
                                                                              ===================================
               Including undistributed net investment income of:               $       1,925       $       1,777
                                                                              ===================================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
                      F I N A N C I A L  H I G H L I G H T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.


                             IAI REGIONAL PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                       Years ended December 31,              Period from
                                                            -------------------------------------------  January 31, 1994 ***
                                                                1997            1996           1995     to December 31, 1994
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                       $   15.02       $    14.16      $   10.62       $   10.00
                                                            -----------------------------------------------------------------

OPERATIONS
   Net investment income                                          0.08             0.05           0.06            0.03
   Net realized and unrealized gains                              1.90             1.60           3.50            0.59
                                                            -----------------------------------------------------------------
        TOTAL FROM OPERATIONS                                     1.98             1.65           3.56            0.62
                                                            -----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.07)           (0.05)         (0.02)              -
   Net realized gains                                            (0.62)           (0.74)             -               -
                                                            -----------------------------------------------------------------
        TOTAL DISTRIBUTIONS                                      (0.69)           (0.79)         (0.02)              -
                                                            -----------------------------------------------------------------

NET ASSET VALUE
   End of period                                             $   16.31       $    15.02      $   14.16       $   10.62
                                                            =================================================================

Total investment return*                                         13.45%           11.88%         33.51%           6.20%

Net assets at end of period (000's omitted)                  $  17,085       $   11,831      $   5,105       $     865

RATIOS:
   Expenses to average daily net assets                           0.90%            1.03%          1.37% **        1.13% +**
   Net investment income to average daily net assets              0.65%            0.77%          1.12% **        0.81% +**
   Average brokerage commission rate****                     $  0.0583       $   0.0513            n/a             n/a
   Portfolio turnover rate (excluding short-term securities)      62.1%            78.4%         156.0%          127.6%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $6,737 AND $7,455 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.64% AND 3.90% RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .85% AND (1.96%), RESPECTIVELY.

***  COMMENCEMENT OF OPERATIONS

**** BEGINNING IN FISCAL 1996, THE PORTFOLIO IS REQUIRED TO DISCLOSE AN AVERAGE
     BROKERAGE COMMISSION RATE.

   + ANNUALIZED



            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
                      F I N A N C I A L  H I G H L I G H T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.


                             IAI BALANCED PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                      Years ended December 31,               Period from
                                                            ------------------------------------------  February 3, 1994 ***
                                                                1997             1996           1995    to December 31, 1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                       $   12.71       $    11.78      $   10.22       $   10.00
                                                            ----------------------------------------------------------------

OPERATIONS
   Net investment income                                          0.27             0.22           0.09            0.10
   Net realized and unrealized gains                              1.81             0.92           1.56            0.12
                                                            ----------------------------------------------------------------
        TOTAL FROM OPERATIONS                                     2.08             1.14           1.65            0.22
                                                            ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.24)           (0.10)         (0.09)              -
   Net realized gains                                            (0.26)           (0.11)             -               -
                                                            ----------------------------------------------------------------
        TOTAL DISTRIBUTIONS                                      (0.50)           (0.21)         (0.09)              -
                                                            ----------------------------------------------------------------

NET ASSET VALUE
   End of period                                             $   14.29       $    12.71      $   11.78       $   10.22
                                                            ================================================================

Total investment return*                                         16.60%            9.80%         16.21%           2.20%

Net assets at end of period (000's omitted)                  $   2,446       $    1,534      $     764       $     206

RATIOS:
   Expenses to average daily net assets**                         1.25%            1.25%          1.70%           1.25% +
   Net investment income to average daily net assets**            2.63%            2.84%          2.34%           2.28% +
   Average brokerage commission rate****                     $  0.0594       $   0.0555            n/a             n/a
   Portfolio turnover rate (excluding short-term securities)      38.8%            67.4%          56.0%           21.6%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $1,753, $8,031, $13,428 AND $7,756 IN EXPENSES FOR THE YEARS ENDED DECEMBER 31, 1997, 1996, 1995, AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.34%, 1.96%, 5.29% AND 10.33%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.54%, 2.13%, (1.25%) AND (6.80%), RESPECTIVELY.

***  COMMENCEMENT OF OPERATIONS

**** BEGINNING IN FISCAL 1996, THE PORTFOLIO IS REQUIRED TO DISCLOSE AN AVERAGE
     BROKERAGE COMMISSION RATE.

   + ANNUALIZED



            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
                      F I N A N C I A L  H I G H L I G H T S
================================================================================

                           IAI RETIREMENT FUNDS, INC.


                              IAI RESERVE PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                      Years ended December 31,               Period from
                                                            ------------------------------------------    April 7, 1994 ***
                                                                1997           1996            1995      to December 31, 1994
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                       $   10.03       $   10.05       $   10.03       $   10.00
                                                            -----------------------------------------------------------------

OPERATIONS
   Net investment income                                          0.43            0.49            0.48            0.20
   Net realized and unrealized gains (losses)                     0.02           (0.01)           0.02            0.02
                                                            -----------------------------------------------------------------
        TOTAL FROM OPERATIONS                                     0.45            0.48            0.50            0.22
                                                            -----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.46)          (0.50)          (0.48)          (0.19)
   Net realized gains                                            (0.02)              -               -               -
                                                            -----------------------------------------------------------------
        TOTAL DISTRIBUTIONS                                      (0.48)          (0.50)          (0.48)          (0.19)
                                                            -----------------------------------------------------------------

NET ASSET VALUE
   End of period                                             $   10.00       $   10.03       $   10.05       $   10.03
                                                            =================================================================

Total investment return*                                          4.62%           4.93%           5.09%           2.25%

Net assets at end of period (000's omitted)                  $   1,021       $     528       $     844       $     544

RATIOS:
   Expenses to average daily net assets**                         0.85%           0.85%           1.03%           0.85% +
   Net investment income to average daily net assets**            4.57%           4.54%           4.84%           3.56% +
   Portfolio turnover rate (excluding short-term securities)       0.0%          185.3%            0.0%            0.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $8,479, $9,034, $11,528 AND $6,930 IN EXPENSES FOR THE YEARS ENDED DECEMBER 31, 1997, 1996, 1995, AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.25%, 1.81%, 2.62% AND 4.62%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 3.17%, 3.58%, 3.25% AND (.21%), RESPECTIVELY.

***  COMMENCEMENT OF OPERATIONS

   + ANNUALIZED



            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
              N O T E S  T O  F I N A N C I A L  S T A T E M E N T S
================================================================================

                            IAI RETIREMENT FUNDS INC.


                                DECEMBER 31, 1997


[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Retirement Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Regional Portfolio (Regional Portfolio), IAI Balanced Portfolio (Balanced Portfolio) and IAI Reserve Portfolio (Reserve Portfolio) are separate portfolios of IAI Retirement Funds, Inc. Portfolio shares are not offered directly to the public, but sold only to selected insurance companies' separate accounts in connection with variable life insurance policies or variable annuity contracts. The Regional Portfolio has a primary objective of long-term appreciation through investments in equity securities. The Balanced Portfolio has a primary objective of maximum total return through investment in stocks, bonds and short-term instruments. The Reserve Portfolio has a primary objective of providing a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Regional Portfolio, Balanced Portfolio and Reserve Portfolio (the Portfolios).

Significant accounting policies followed by the Portfolios are summarized below:

SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Such securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount.

FEDERAL TAXES

Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders, no provision for income taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased, resulting in reclassification adjustments to additional paid-in capital as follows:

      -------------------------------------------------------------------------------------------------------------------

                                             IAI REGIONAL PORTFOLIO      IAI BALANCED PORTFOLIO     IAI RESERVE PORTFOLIO
      -------------------------------------------------------------------------------------------------------------------
      Undistributed net investment income         $     863                    $     863                  $     863
      Additional paid-in capital                  $    (863)                   $    (863)                 $    (863)
      -------------------------------------------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Portfolios record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including level yield amortization of discount, is accrued daily. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

================================================================================
             N O T E S  T O  F I N A N C I A L  S T A T E M E N T S
================================================================================

                            IAI RETIREMENT FUNDS INC.


                                DECEMBER 31, 1997


[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date. Distributions from net investment income are made annually for Regional Portfolio and Balanced Portfolio and monthly for Reserve Portfolio. Capital gains, if any, are primarily distributed in June. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

ORGANIZATION COSTS

Organization costs are being amortized over 60 months on a straight-line basis.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

[2] COMMITMENTS AND CONTINGENCIES

Regional Portfolio, Balanced Portfolio and Reserve Portfolio have available lines of credit of $4,900,000, $600,000 and $175,000, respectively, with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. During the year ended December 31, 1997, the Regional Portfolio paid $535 in interest on the line of credit at an average rate of 8.50% and the Balanced Portfolio and the Reserve Portfolio paid no interest on the line of credit. There were no borrowings outstanding at December 31, 1997.

[3] FEES AND EXPENSES

Under the terms of an investment advisory agreement, Regional Portfolio, Balanced Portfolio and Reserve Portfolio pay Investment Advisers, Inc. (Advisers) an advisory fee based upon average daily net assets equal, on an annual basis, to .65%, .65% and .45%, respectively.

Each Portfolio also pays an annual fee to Advisers for acting as the Portfolios' dividend-disbursing, administrative, and accounting services agent. The fee is based on an annual rate of .10% of average daily net assets for each Portfolio.

In addition to the advisory and dividend-disbursing, administrative, and accounting services fees, the Portfolios are responsible for paying their operating expenses, including costs incurred in the purchase and sale of assets. Additionally, Advisers has voluntarily agreed to waive fees and expenses for Balanced Portfolio and Reserve Portfolio in excess of 1.25% and .85%, respectively, of average daily net assets through May 1, 1998.

[4] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 1997, purchases of securities and sales proceeds, including maturities, for the Reserve Portfolio aggregated $3,706,943 and $3,241,016, respectively. Purchases of securities and sales proceeds, other than investments in short-term securities for Regional Portfolio and Balanced Portfolio, were as follows:

      --------------------------------------------------------------------------
                                              PURCHASES               SALES
      --------------------------------------------------------------------------

      IAI REGIONAL PORTFOLIO              $   13,228,515         $   7,790,931
      IAI BALANCED PORTFOLIO              $    1,045,895         $     633,486
      --------------------------------------------------------------------------

================================================================================
             I N D E P E N D E N T  A U D I T O R S'  R E P O R T
================================================================================

                           IAI RETIREMENT FUNDS, INC.


The Board of Directors and Shareholders
IAI Retirement Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IAI Regional Portfolio, IAI Balanced Portfolio and IAI Reserve Portfolio (portfolios within IAI Retirement Funds, Inc.) as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented on pages 18-20 of the annual report. These financial statements and the financial highlights are the responsibility of the portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of IAI Regional Portfolio, IAI Balanced Portfolio and IAI Reserve Portfolio at December 31, 1997, and the results of their operations, the changes in their net assets and their financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.




KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 30, 1998

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                F E D E R A L  T A X  I N F O R M A T I O N
================================================================================

                           IAI RETIREMENT FUNDS, INC.


We are required by federal tax regulations to provide shareholders with certain information regarding dividend distributions paid during our fiscal year. The figures provided are for information purposes only and should not be used for reporting to federal or state revenue agencies. You will receive all necessary tax information on Form 1099-DIV, Dividends and Distributions, in January of each year.

(A) includes distribution of short-term capital gains, if any, which are taxable as ordinary income.


IAI REGIONAL PORTFOLIO

-----------------------------------------------------------------------------------------------------------------
                        Payable Date                                          Ordinary Income (A)   Capital Gains
-----------------------------------------------------------------------------------------------------------------
                        JUNE 1997                                             $  0.6108             $  0.0816


9.94% OF ORDINARY INCOME DISTRIBUTIONS QUALIFY FOR DEDUCTIONS BY CORPORATIONS.
-----------------------------------------------------------------------------------------------------------------

IAI BALANCED PORTFOLIO

-----------------------------------------------------------------------------------------------------------------
                        Payable Date                                          Ordinary Income (A)   Capital Gains
-----------------------------------------------------------------------------------------------------------------
                        JUNE 1997                                             $  0.3863             $  0.1123


19.42% OF ORDINARY INCOME DISTRIBUTIONS QUALIFY FOR DEDUCTIONS BY CORPORATIONS.
-----------------------------------------------------------------------------------------------------------------

IAI RESERVE PORTFOLIO

-----------------------------------------------------------------------------------------------------------------
                        Payable Date                                          Ordinary Income (A)
-----------------------------------------------------------------------------------------------------------------
                        JANUARY 1997                                          $  0.0050

                        FEBRUARY 1997                                            0.0600

                        MARCH 1997                                               0.0630

                        APRIL 1997                                               0.0450

                        MAY 1997                                                 0.0350

                        JUNE 1997                                                0.0515

                        JULY 1997                                                0.0400

                        AUGUST 1997                                              0.0400

                        SEPTEMBER 1997                                           0.0370

                        OCTOBER 1997                                             0.0400

                        NOVEMBER 1997                                            0.0330

                        DECEMBER 1997                                            0.0330
-----------------------------------------------------------------------------------------------------------------
                                                                              $  0.4825

-----------------------------------------------------------------------------------------------------------------


                               INVESTMENT ADVISER
                                   AND MANAGER
                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA

                                  800.945.3863
                                  612.376.2700


                                    CUSTODIAN
                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479


                                  LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS
                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS
                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers


                                     [LOGO]
                                       IAI
                                  MUTUAL FUNDS


                            INVESTMENT ADVISERS, INC.
     601 SECOND AVENUE SOUTH, SUITE 3600, MINNEAPOLIS, MINNESOTA 55402 USA
                                FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700